Subsequent Events (Details Narrative) - USD ($)		1 Months Ended
	Jun. 24, 2021	Aug. 08, 2021	Dec. 31, 2020
Director [Member]
Subsequent Event [Line Items]
Resrve stock split, description	our board of directors authorized an amendment to our certificate of incorporation to approve a reverse split of the Company’s outstanding common stock at a ratio of 1 for 2.5. The amendment will not become effective until at least 20 days after the information statement has been distributed to the stockholders of the Company and only in conjunction with the Company’s Common Stock being listed on the Nasdaq Capital Market.
Second Credit Facility [Member]
Subsequent Event [Line Items]
Line of credit			$ 75,697
Third Credit Facility [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Drawn additional amount against credit facility		$ 148,672